UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04088

Excelsior Funds, Inc.

(Exact name of registrant as specified in charter)

114 West 47th Street, New York, NY	10036
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Rd., Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-852-1000

Date of fiscal year end: March 31, 2006

Date of reporting period: June 30, 2005

Item 1.	Schedule of Investments.

Excelsior Funds, Inc.

Money Fund

Schedule of Portfolio Investments	June 30, 2005

(Unaudited)

Shares/Principal	Security Description	Value
CERTIFICATES OF DEPOSIT (19.91%):
75,000,000	BNP Paribas, 3.03%, 07/06/05	$75,000,000
70,000,000	First Tennessee Bank, 3.08%, 07/11/05	70,000,000
70,000,000	Washington Mutual Corp., 3.08%, 07/08/05	70,000,000
70,000,000	Wells Fargo Co., 3.05%, 07/05/05	70,000,000

Total CERTIFICATES OF DEPOSIT (Cost $285,000,000)		285,000,000

COMMERCIAL PAPER (59.98%):
70,000,000	American Express Credit Corp., Discount Note, 3.08%, 07/13/05	69,928,133
75,000,000	General Electric Capital Corp., Discount Note, 3.03%, 07/05/05	74,974,917
70,000,000	Goldman Sachs, Discount Note, 3.09%, 07/08/05	69,957,942
70,000,000	HSBC, Discount Note, 3.10%, 07/01/05	70,000,000
34,000,000	IBM Corp., Discount Note, 3.19%, 07/06/05	33,984,936
70,000,000	International Lease Finance, Discount Note, 3.08%, 07/08/05	69,958,078
70,000,000	Merill Lynch & Co., Inc., Discount Note, 3.09%, 07/05/05	69,975,966
70,000,000	New Center Asset Trust, Discount Note, 3.06%, 07/01/05	70,000,000
70,000,000	Pitney Bowes, Inc, Discount Note, 3.05%, 07/06/05 (a)	69,968,402
70,000,000	Prudential Funding, Discount Note, 3.05%, 07/05/05	69,976,278
70,000,000	UBS Finance Corp., Discount Note, 3.04%, 07/05/05	69,976,356
70,000,000	Windmill Funding Corp., Discount Note, 3.08%, 07/11/05	69,940,111
50,000,000	Yorktown Capital LLC., Discount Note, 3.26%, 07/08/05 (a)	49,968,306

Total COMMERCIAL PAPER (Cost $858,609,425)		858,609,425

U.S. GOVERNMENT & AGENCY OBLIGATIONS (17.45%):
100,000,000	Federal Home Loan Bank, Discount Note, 4.74%, 07/13/05	99,896,667
150,000,000	Federal Home Loan Mortgage Corporation, Discount Note, 4.06%, 07/05/05	149,948,666

Total U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $249,845,333)		249,845,333

REGISTERED INVESTMENT COMPANY (0.06%):
861,139	Dreyfus Government Cash Management Fund	861,139

Total REGISTERED INVESTMENT COMPANY (Cost $861,139)		861,139

REPURCHASE AGREEMENT (2.79%):
40,000,000	Morgan Stanley Dean Witter 2.90%, dated 06/30/05, due 07/01/05, to be repurchased at $40,003,222 (collateralized by U.S. Treasury Obligation, total market value $40,800,074)	40,000,000

Total REPURCHASE AGREEMENT (Cost $40,000,000)		40,000,000

Total Investments (Cost $1,434,315,897) (b) - 100.19%		1,434,315,897
Liabilities in excess of other assets - (0.19)%		(2,719,545)

NET ASSETS - 100.00%		$1,431,596,352

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $189,876,819 or 13.26% of net assets.

(b)	Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

Discount Note - The rate reported is the discount rate at the time of purchase.

Excelsior Funds, Inc.

Government Money Fund

Schedule of Portfolio Investments	June 30, 2005

(Unaudited)

Shares/Principal	Security Description	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (100.25%):
19,000,000	Federal Farm Credit Bank, Discount Note, 2.50%, 07/01/05	$19,000,000
200,000,000	Federal Home Loan Bank, Discount Note, 3.10%, 07/13/05	199,793,333
150,000,000	Federal Home Loan Mortgage Corporation, Discount Note, 3.09%, 07/05/05	149,948,556
70,000,000	Federal National Mortgage Association, Discount Note, 3.01%, 07/06/05	69,970,736
50,000,000	Federal National Mortgage Association, Discount Note, 3.23%, 08/15/05	49,798,125

Total U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $488,510,750)		488,510,750

REGISTERED INVESTMENT COMPANY (0.02%):
99,639	Dreyfus Treasury Prime Cash Management Fund	99,639

Total REGISTERED INVESTMENT COMPANY (Cost $99,639)		99,639

Total Investments (Cost $488,610,389) (a) - 100.27%		488,610,389
Liabilities in excess of other assets - (0.27)%		(1,306,062)

NET ASSETS - 100.00%		$487,304,327

(a)	Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

Discount Note – The rate reported is the discount rate at the time of purchase.

Excelsior Funds, Inc.

Treasury Money Fund

Schedule of Portfolio Investments	June 30, 2005

(Unaudited)

Shares/Principal	Security Description	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (16.77%):
23,625,000	Federal Farm Credit Bank, Discount Note, 2.50%, 07/01/05	$23,625,000
39,715,000	Federal Home Loan Bank, Discount Note, 2.60%, 07/01/05	39,715,000

Total U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $63,340,000)		63,340,000

U.S. TREASURY OBLIGATIONS (83.29%):
115,000,000	2.72%, 07/07/05 (a)	114,948,033
100,000,000	2.75%, 07/21/05 (a)	99,848,333
100,000,000	2.77%, 07/28/05 (a)	99,793,750

Total U.S. TREASURY OBLIGATIONS (Cost $314,590,116)		314,590,116

REGISTERED INVESTMENT COMPANY (0.19%):
704,912	Dreyfus Treasury Prime Cash Management Fund	704,912

Total REGISTERED INVESTMENT COMPANY (Cost $704,912)		704,912

Total Investments (Cost $378,635,028) (b) - 100.25%		378,635,028
Liabilities in excess of other assets - (0.25)%		(933,879)

NET ASSETS - 100.00%		$377,701,149

(a)	The rate shown is the effective yield at the time of purchase.

(b)	Aggregate cost for federal income tax purposes differs from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

Discount Note – The rate reported is the discount rate at the time of purchase.

Excelsior Funds, Inc.

Short-Term Government Securities Fund

Schedule of Portfolio Investments	June 30, 2005

(Unaudited)

Shares/Principal	Security Description	Value
ASSET BACKED SECURITIES (3.89%):
4,342,459	Citifinancial Mortgage Securities, Inc., Step Bond, 2003-4 AF2, 2.66%, 10/25/33 (a)	$4,322,451
5,000,000	Countrywide Asset Backed Certificates, 2005-4 AF3, 4.46%, 10/25/35	4,994,531
6,000,000	Residential Asset Mortgage Products, Inc., 2004-RS6 AI3, 4.54%, 08/25/28	6,019,260

Total ASSET BACKED SECURITIES (Cost $15,413,755)		15,336,242

COLLATERALIZED MORTGAGE OBLIGATIONS (31.79%):
7,070,046	Bank of America Mortgage Securities, 2004-B 2A2, 4.13%, 03/25/34 (a)	6,971,496
5,222,661	Bear Stearns ARM, 2004-1 11A3, 3.48%, 04/25/34 (a)	5,208,737
4,953,339	Countrywide Alternative Loan Trust, 2004-16CB 1A2, 5.50%, 07/25/34	4,977,645
670,049	Countrywide Alternative Loan Trust, 2004-22CB 1A1, 6.00%, 10/25/34	687,372
2,000,000	Washington Mutual Mortgage Securities Corp., 2005-AR5 A2, 4.46%, 05/25/35 (a)	2,007,356

		19,852,606

Federal Home Loan Mortgage Corporation (14.53%):
4,107,681	2333 KA, 6.50%, 07/15/31	4,253,563
2,840,861	2659 NC, 4.00%, 04/15/15	2,838,983
6,957,817	2731 EA, 3.50%, 01/15/11	6,945,873
5,614,031	2743 HA, 4.50%, 11/15/09	5,636,370
6,200,000	2752 PA, 3.50%, 11/15/08	6,182,452
6,500,000	2772 YA, 3.50%, 12/15/11	6,477,964
8,835,000	2807 NL, 3.50%, 01/15/15	8,803,520
8,306,681	2808 PA, 4.00%, 09/15/12	8,302,737
7,706,826	2836 TA, 5.00%, 10/15/27	7,818,433

		57,259,895

Federal National Mortgage Association (11.98%):
6,919,000	1997-M5 C, 6.74%, 08/25/07	7,240,012
1,230,612	2001-M2 A, 6.22%, 01/25/09	1,247,959
4,925,429	2002-89 CA, 5.00%, 04/25/16	4,975,060
8,600,000	2003-16 PB, 4.50%, 11/25/12	8,618,541
4,863,187	2003-89 DX, 3.50%, 05/25/15	4,847,525
7,277,400	2004-1 HA, 3.50%, 03/25/11	7,256,398
8,461,303	2004-50 MA, 4.50%, 05/25/19	8,479,351
4,642,764	2004-W4 A1, 2.75%, 06/25/34	4,599,551

		47,264,397

Government National Mortgage Association (0.25%):
996,752	2005-34 A, 3.96%, 09/16/21	988,139

Total COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $127,190,624)		125,365,037

COMMERCIAL MORTGAGE-BACKED SECURITIES (8.30%):
6,990,000	Chase Commercial Mortgage Securities Corp., 1996-2 C, 6.90%, 11/19/28	7,226,876

5,992,003	Greenwich Capital Commercial Funding Corp., 2004-GG1 A2, 3.84%, 06/10/36	5,957,803
5,000,000	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-LDP1 A2, 4.63%, 03/15/46	5,063,868
2,000,000	JP Morgan Chase Commercial Mortgage Securities Corp., 2005-LDP2 A1, 4.33%, 07/15/42 (a)	2,007,014
100,635	LB Commercial Conduit Mortgage Trust, 1998-C1 A2, 6.40%, 02/18/30	100,475
4,262,268	Morgan Stanley Capital, 1996-C1 C, 7.35%, 02/15/28 (a) (b)	4,256,977
5,000,000	Mortgage Capital Funding, Inc., 1996-MC1 C, 7.80%, 06/15/28	5,100,962
2,942,866	Mortgage Capital Funding, Inc., 2005-HQ5 A1, 4.52%, 01/14/42	2,972,817
63,802	Nationslink Funding Corp., 1998-2 A1, 6.00%, 08/20/30	63,670

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $33,915,845)		32,750,462

U.S. GOVERNMENT AGENCY BONDS & NOTES (12.90%):
Fannie Mae (6.05%):
13,000,000	3.00%, 11/22/06	12,856,934
6,000,000	3.29%, 11/30/06	5,956,470
3,000,000	3.63%, 01/19/07	2,991,588
2,100,000	3.55%, 01/17/08	2,083,635

		23,888,627

Federal Home Loan Bank (3.52%):
11,500,000	3.38%, 09/14/07	11,395,235
2,500,000	3.88%, 02/15/08	2,495,605

		13,890,840

Freddie Mac (3.33%):
13,250,000	MTN, 2.15%, 02/17/06	13,121,343

Total U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $51,322,804)		50,900,810

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (21.24%):
Federal Home Loan Mortgage Corporation (2.22%):
634,488	Pool # C68593, 7.00%, 11/01/28	670,425
4,966,592	Pool # E01582, 6.00%, 01/01/19	5,135,830
2,979,784	Pool # M90903, 4.00%, 03/01/09	2,964,234

		8,770,489

Federal National Mortgage Association (18.24%):
1,463,578	Pool # 253509, 7.50%, 11/01/15	1,549,823
3,554,666	Pool # 254475, 6.50%, 10/01/17	3,702,120
4,667,915	Pool # 254800, 5.50%, 07/01/23	4,765,078
1,185,554	Pool # 323572, 7.50%, 01/01/29	1,270,121
1,952,353	Pool # 323597, 6.50%, 01/01/29	2,027,447
4,000,000	Pool # 35322, TBA, 6.00%, 07/01/35	4,100,000
7,466,053	Pool # 357763, 6.00%, 05/01/35	7,656,919
2,775,667	Pool # 375575, 6.60%, 12/01/07	2,888,279
592,457	Pool # 516210, 8.00%, 08/01/14	632,801
68,153	Pool # 517390, 8.00%, 11/01/11	72,578
616,200	Pool # 535377, 8.00%, 06/01/15	658,631
475,920	Pool # 535981, 8.00%, 01/01/16	508,691
551,382	Pool # 545362 ARM, 5.84%, 12/01/31 (a)	560,051
2,595,603	Pool # 634195, 7.50%, 10/01/28	2,780,750
2,723,888	Pool # 725704, 6.00%, 08/01/34	2,793,633
4,827,451	Pool # 766684 ARM, 4.45%, 03/01/34 (a)	4,841,695
5,845,653	Pool # 770870 ARM, 4.33%, 04/01/34 (a)	5,868,590

4,178,540	Pool # 780840, 4.50%, 06/01/34	4,198,861
6,860,559	Pool # 786076 ARM, 4.79%, 07/01/34 (a)	6,920,603
9,263,754	Pool # 786423 ARM, 4.63%, 07/01/34 (a)	9,316,276
4,778,470	Pool # 805386 ARM, 4.92%, 01/01/35 (a)	4,822,960

		71,935,907

Government National Mortgage Association (0.78%):
530,986	Pool # 780240, 8.50%, 09/15/09	547,596
130,673	Pool # 780752, 8.50%, 04/15/10	131,108
704,334	Pool # 781036, 8.00%, 10/15/17	758,135
816,348	Pool # 781181, 9.00%, 12/15/09	857,204
228,126	Pool # 80385, 4.25%, 03/20/30 (a)	231,473
545,172	Pool # 8378, 3.75%, 07/20/18 (a)	553,393

		3,078,909

Total U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $84,053,794)		83,785,305

U.S. GOVERNMENT SECURITIES (17.42%):
U.S. Treasury Inflation Protected Bonds (2.91%):
9,000,000	3.63%, 01/15/08	11,471,408

U.S. Treasury Notes (14.51%):
6,500,000	1.63%, 02/28/06	6,423,066
4,000,000	2.75%, 07/31/06	3,966,092
2,500,000	3.13%, 01/31/07	2,480,273
5,000,000	3.75%, 03/31/07	5,007,615
7,150,000	4.38%, 05/15/07	7,245,238
14,000,000	3.75%, 05/15/08	14,030,632
18,000,000	3.88%, 05/15/09 (c)	18,104,057

		57,256,973

Total U.S. GOVERNMENT SECURITIES (Cost $69,128,960)		68,728,381

REGISTERED INVESTMENT COMPANIES (5.14%):
10,140,016	Dreyfus Government Cash Management Fund	10,140,016
10,140,017	Fidelity U.S. Treasury II Fund	10,140,018

Total REGISTERED INVESTMENT COMPANIES (Cost $20,280,034)		20,280,034

Total Investments (Cost $401,305,816) (d) - 100.68%		397,146,271
Liabilities in excess of other assets - (0.68)%		(2,674,210)

NET ASSETS - 100.00%		$394,472,061

(a)	Variable Rate Security – The rate disclosed is as of June 30, 2005.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $4,256,977 or 1.08% of net assets.

(c)	All or part of the security is segregated by the Fund’s custodian to cover future purchase commitments.

(d)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
308,843	(4,468,388)	(4,159,545)

ARM - Adjustable Rate Mortgage

MTN - Medium Term Note

Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2005.

TBA - To Be Announced

Excelsior Funds, Inc.

Intermediate-Term Managed Income Fund

Schedule of Portfolio Investments	June 30, 2005

(Unaudited)

Shares/Principal	Security Description	Value
ASSET BACKED SECURITIES (2.96%):
2,000,000	Capital One Master Trust, 2001-6 C, 6.70%, 06/15/11 (a)	$2,125,000
3,485,000	Capital One Multi-Asset Execution Trust, 2003-A1 A1, 3.61%, 01/15/09 (b)	3,494,680
1,625,000	Capital One Multi-Asset Execution Trust, 2003-B1 B1, 4.39%, 02/17/09 (b)	1,636,678
2,670,000	Chase Credit Card Master Trust, 2001-1 C, 4.07%, 06/16/08 (b)	2,680,801
808,641	Chase Funding Mortgage Loan Asset Backed Certificates, 2003-3 2A2, 3.58%, 04/25/33 (b)	809,506
2,000,000	MBNA Master Credit Card Trust USA, 2000-K C, 4.02%, 03/17/08 (a) (b)	1,999,688

Total ASSET BACKED SECURITIES (Cost $12,742,747)		12,746,353

COLLATERALIZED MORTGAGE OBLIGATIONS (9.51%):
1,972,190	Bank of America Mortgage Securities, 2003-A 2A1, 3.98%, 02/25/33	1,960,433
4,521,267	Bear Stearns ARM, 2004-1 11A3, 3.48%, 04/25/34 (b)	4,509,213
5,444,146	Countrywide Alternative Loan Trust, 2004-22CB 1A1, 6.00%, 10/25/34	5,584,900
3,322,000	Washington Mutual, 2005-AR5 A3, 4.69%, 05/25/35 (b)	3,321,159
2,973,276	Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1, 3.99%, 01/25/35	2,932,775
4,278,281	Wells Fargo Mortgage Backed Securities Trust, 2005-AR1 1A1, 4.56%, 02/25/35 (b)	4,263,147

		22,571,627

Federal Home Loan Mortgage Corporation (2.50%):
2,091,676	2386 QH, 6.50%, 10/15/30	2,109,099
3,744,413	2406 PE, 6.50%, 08/15/30	3,753,382
4,872,168	R001 AE, 4.38%, 04/15/15	4,874,916

		10,737,397

Federal National Mortgage Association (0.43%):
1,864,164	2001-42 QG, 6.50%, 07/25/30	1,863,760

Government National Mortgage Association (1.33%):
2,800,000	2005-10 MW, 4.67%, 09/16/25	2,825,663
2,925,000	2005-14 B, 4.48%, 08/16/32	2,918,284

		5,743,947

Total COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $41,070,644)		40,916,731

COMMERCIAL MORTGAGE-BACKED SECURITIES (14.91%):
4,327,000	Bear Stearns Commercial Mortgage Securities, 2005-PWR7 A3, 5.12%, 02/11/41	4,509,602
2,000,000	Commercial Mortgage Asset Trust, 1999-C1 B, 7.23%, 01/17/32	2,359,611
3,556,000	Commercial Mortgage Asset Trust, 1999-C2 C, 7.80%, 11/17/32	4,362,932
2,577,820	DLJ Mortgage Acceptance Corp., 1996-CF2 A3, 7.38%, 11/12/21 (a)	2,642,677
3,750,024	DLJ Mortgage Acceptance Corp., 1997-CF2 A1B, 6.82%, 10/15/30 (a)	3,916,887
3,900,000	GMAC Commercial Mortgage Securities, Inc., 1999-C1 C, 6.59%, 05/15/33	4,202,324
4,035,000	JP Morgan Chase Commercial Mortgage Securities, 2005-LDP2 AJ, 4.84%, 07/15/42 (b)	4,078,422
1,812,246	LB-UBS Commercial Mortgage Trust, 2001-C2 A1, 6.27%, 06/15/20	1,898,946
2,631,699	Midland Realty Acceptance Corp., 1996-C2 B, 7.34%, 01/25/29	2,682,966
3,085,000	Morgan Stanley Dean Witter Capital I, 2003-TOP9 A2, 4.74%, 11/13/36	3,137,389
3,104,000	Morgan Stanley Dean Witter Capital I, 2005-HQ5 A4, 5.17%, 01/14/42	3,236,788
3,000,000	Mortgage Capital Funding, Inc., 1996-MC1 G, 7.15%, 06/15/06	3,072,854

2,402,770	Mortgage Capital Funding, Inc., 1996-MC2 C, 7.22%, 12/21/26	2,480,039
3,410,000	Nomura Asset Securities Corp., 1998-D6 A1B, 6.59%, 03/15/30	3,619,301
4,025,000	Nomura Asset Securities Corp., 1998-D6 A4, 7.62%, 03/15/30 (b)	4,797,689
1,435,000	Wachovia Bank Commercial Mortgage Trust, 2002-C1 A4, 6.29%, 04/15/34	1,582,704
6,525,000	Wachovia Bank Commercial Mortgage Trust, 2003-C9 A3, 4.61%, 12/15/35	6,582,123
4,775,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3, 5.23%, 07/15/41	4,995,278

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $63,101,634)		64,158,532

CORPORATE BONDS (28.56%):
500,000	AK Steel Corp., 7.75%, 06/15/12	422,500
3,150,000	Allstate Life Global Funding Trust, 3.85%, 01/25/08	3,128,993
1,720,000	America Movil S.A., 4.13%, 03/01/09	1,684,248
600,000	Boyd Gaming Corp., 8.75%, 04/15/12	651,750
4,155,000	Caterpillar Financial Services Corp. MTN, 2.35%, 09/15/06	4,073,811
500,000	Cincinnati Bell, Inc., 8.38%, 01/15/14	512,500
2,570,000	Cit Group, Inc., 5.00%, 02/01/15	2,580,766
1,100,000	CMS Energy Corp., 9.88%, 10/15/07	1,199,000
2,975,000	Continental Cablevision, 9.00%, 09/01/08	3,371,797
1,835,000	Credit Suisse First Boston (USA), Inc., 3.88%, 01/15/09	1,813,426
2,040,000	DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08	2,008,755
1,670,000	Devon Financing Corp., 6.88%, 09/30/11	1,868,675
4,000,000	Diageo Capital plc, 4.38%, 05/03/10	4,020,768
1,170,000	Entergy Gulf States, 5.70%, 06/01/15	1,196,991
6,000,000	FedEx Corp., 2.65%, 04/01/07	5,843,664
3,150,000	Ford Motor Credit Co., 6.88%, 02/01/06	3,181,484
2,290,000	Ford Motor Credit Co., 5.80%, 01/12/09	2,173,888
2,768,509	Hainan Airways, 3.41%, 12/15/07 (b)	2,768,509
250,000	Hercules, Inc., 11.13%, 11/15/07	282,188
5,645,000	Household Finance Corp., 8.00%, 07/15/10	6,513,561
350,000	IMC Global, Inc., Series B, 10.88%, 06/01/08	393,750
5,500,000	International Lease Finance Corp., 4.75%, 01/13/12	5,481,471
500,000	Iron Mountain, Inc., 8.63%, 04/01/13	517,500
5,300,000	John Deere Capital Corp. MTN, 3.37%, 07/11/05 (b)	5,300,194
2,685,000	John Deere Capital Corp. MTN, 3.38%, 10/01/07	2,641,138
4,130,000	JP Morgan Chase & Co., 5.25%, 05/30/07	4,216,317
3,435,000	Legg Mason, Inc., 6.75%, 07/02/08	3,695,212
5,000,000	Lehman Brothers Holdings, Inc., 4.25%, 01/27/10	4,985,190
4,065,000	Limited Brands, Inc., 5.25%, 11/01/14	3,928,111
75,000	Merrill Lynch & Co., 3.00%, 04/30/07	73,985
5,150,000	Morgan Stanley, 4.75%, 04/01/14	5,073,620
2,000,000	Nationwide Life Global Funding, Inc., 5.35%, 02/15/07 (a)	2,029,334
1,955,000	Nisource Finance Corp., 7.88%, 11/15/10	2,246,432
1,975,000	Prudential Financial, Inc., 5.10%, 09/20/14	2,032,836
1,200,000	Qwest Services Corp., Step Bond, 13.50%, 12/15/10 (a) (b)	1,386,000
1,425,000	Sprint Capital Corp., 8.38%, 03/15/12	1,714,020
1,750,000	Susquehanna Bancshares, Inc., 6.05%, 11/01/12	1,884,754
2,260,000	TCI Communications, Inc., 9.80%, 02/01/12	2,878,557
1,915,000	Telefonos de Mexico S.A., 4.50%, 11/19/08	1,900,638
4,185,000	Textron Financial Corp. MTN, 4.41%, 04/24/06 (b)	4,225,409
2,415,000	Time Warner Entertainment, 8.38%, 03/15/23	3,087,788
1,200,000	United Technologies Corp., 4.38%, 05/01/10	1,211,096
3,850,000	US Bank NA, 2.87%, 02/01/07	3,787,934
5,075,000	Wachovia Corp., 3.50%, 08/15/08	4,980,265
1,555,000	Wachovia Corp., 5.25%, 08/01/14	1,623,244
2,268,000	Weyerhauser Co., 5.25%, 12/15/09	2,315,245

Total CORPORATE BONDS (Cost $121,967,968)		122,907,314

TAX-EXEMPT SECURITIES (0.67%):
2,600,000	California State, Infrastructure & Economic Development Bank, Revenue Bonds, Bay Area Toll Bridges Project, Series A, 5.25%, 07/01/16	2,901,184

Total TAX-EXEMPT SECURITIES (Cost $2,828,882)		2,901,184

FOREIGN GOVERNMENT OBLIGATION (0.51%):
1,990,000	United Mexican States, 6.63%, 03/03/15	2,189,995

Total FOREIGN GOVERNMENT OBLIGATION (Cost $1,947,154)		2,189,995

U.S. GOVERNMENT AGENCY BONDS & NOTES (15.14%):
Fannie Mae (8.58%):
6,150,000	3.29%, 11/30/06	6,105,382
8,125,000	3.63%, 01/19/07	8,102,217
775,000	4.00%, 02/22/07	774,611
11,330,000	7.25%, 01/15/10	12,847,551
4,050,000	5.50%, 07/18/12	4,053,993
5,000,000	5.00%, 03/02/15	5,043,730

		36,927,484

Federal Home Loan Bank (3.03%):
2,190,000	3.88%, 01/28/08	2,184,183
5,800,000	4.30%, 04/18/08	5,821,890
5,000,000	4.57%, 10/17/08	5,014,765

		13,020,838

Freddie Mac (3.53%):
5,845,000	3.00%, 09/29/06	5,776,093
3,355,000	5.13%, 07/15/12	3,556,344
5,700,000	5.30%, 05/12/20	5,808,032
50,000	MTN, 2.85%, 01/05/07	49,309

		15,189,778

Total U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $64,808,787)		65,138,100

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (10.15%):
Federal National Mortgage Association (7.19%):
4,389,629	Pool # 254800, 5.50%, 07/01/23	4,480,999
2,350,000	Pool # 360500, 6.26%, 09/01/13	2,622,599
2,630,000	Pool # 385538, 4.79%, 11/01/12	2,620,372
1,085,097	Pool # 545290, 7.50%, 10/01/16	1,149,039
318,507	Pool # 577218, 6.00%, 04/01/31	326,952
5,157	Pool # 578823, 5.50%, 04/01/31	5,234
2,247,004	Pool # 624250, 6.00%, 01/01/17	2,323,997
235,651	Pool # 625797, 6.00%, 01/01/17	243,725
3,991,622	Pool # 704372 ARM, 4.52%, 05/01/33 (b)	4,001,756
1,007,983	Pool # 709693, 5.50%, 06/01/28	1,025,012
689,853	Pool # 709698, 5.50%, 06/01/33	699,923
1,574,526	Pool # 725786, 6.08%, 06/01/09	1,662,104
2,054,363	Pool # 728826 ARM, 4.10%, 07/01/33 (b)	2,056,611
7,648,939	Pool # 805386 ARM, 4.92%, 01/01/35 (b)	7,720,154

		30,938,477

Government National Mortgage Association (2.96%):
21,513	Pool # 195801, 8.50%, 01/15/17	23,471
9,822	Pool # 195833, 8.50%, 04/15/17	10,716
3,529,737	Pool # 3319, 5.00%, 12/20/32	3,550,712
3,398	Pool # 334299, 8.00%, 05/15/23	3,677
4,161,873	Pool # 3442, 5.00%, 09/20/33	4,185,977
422,981	Pool # 367412, 6.00%, 11/15/23	437,999
1,727,367	Pool # 604726, 4.50%, 10/15/33	1,709,063
2,826,322	Pool # 608288, 4.50%, 09/15/33	2,796,372

		12,717,987

Total U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $43,353,271)		43,656,464

U.S. GOVERNMENT SECURITIES (13.28%):
U.S. Treasury Bill (1.16%):
5,000,000	2.85%, 08/04/05 (c)	4,986,852

U.S. Treasury Principal Only STRIPS (2.94%):
23,690,000	0.00%, 02/15/20	12,662,779

U.S. Treasury Notes (9.18%):
20,830,000	2.00%, 08/31/05	20,788,506
14,500,000	5.00%, 02/15/11	15,405,670
3,210,000	4.25%, 11/15/13	3,288,369

		39,482,545

Total U.S. GOVERNMENT SECURITIES (Cost $55,408,531)		57,132,176

REGISTERED INVESTMENT COMPANIES (4.59%):
9,871,961	Dreyfus Government Cash Management Fund	9,871,961
9,871,961	Fidelity U.S. Treasury II Fund	9,871,960

Total REGISTERED INVESTMENT COMPANIES (Cost $19,743,921)		19,743,921

Total Investments (Cost $426,973,539) (d) - 100.28%		431,490,770
Liabilities in excess of other assets - (0.28)%		(1,199,415)

NET ASSETS - 100.00%		$430,291,355

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $14,099,586 or 3.28% of net assets.
(b)	Variable Rate Security – The rate disclosed is as of June 30, 2005.
(c)	The rate shown is the effective yield at the time of purchase.
(d)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
6,712,074	(2,194,843)	4,517,231

ARM – Adjustable Rate Mortgage

MTN – Medium Term Note

Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30,2005.

STRIPS – Separately Traded Registered Interest and Principal Securities

Excelsior Funds, Inc.

Managed Income Fund

Schedule of Portfolio Investments	June 30, 2005

(Unaudited)

Shares/Principal	Security Description	Value
ASSET BACKED SECURITIES (1.64%):
1,585,145	CIT RV Trust, 1999-A A4, 6.16%, 06/15/13	$1,595,386
2,161,000	Residential Asset Mortgage Products, Inc., 2003-FZ4 A2, 2.81%, 07/25/27	2,149,179

Total ASSET BACKED SECURITIES (Cost $3,713,340)		3,744,565

COLLATERALIZED MORTGAGE OBLIGATIONS (11.57%):
2,613,417	Citigroup Mortgage Loan Trust, 2004-HYB4 WA, 4.49%, 12/25/34 (a)	2,604,434
2,831,659	Countrywide Alternative Loan Trust, 2004-16CB 1A2, 5.50%, 07/25/34	2,845,554
1,888,700	Countrywide Alternative Loan Trust, 2004-22CB 1A1, 6.00%, 10/25/34	1,937,531
3,113,920	Wells Fargo Mortgage Backed Securities Trust, 2004-EE 3A1, 3.99%, 01/25/35	3,071,501

		10,459,020

Federal Home Loan Mortgage Corporation (5.77%):
8,332,080	1602 PH, 6.00%, 04/15/23	8,467,245
4,481,903	2333 UZ, 6.50%, 07/15/31	4,732,887

		13,200,132

Government National Mortgage Association (1.23%):
2,709,490	2005-25 B, 6.21%, 03/16/21	2,820,373

Total COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,527,756)		26,479,525

COMMERCIAL MORTGAGE-BACKED SECURITIES (15.29%):
1,477,000	Bank of America Commercial Mortgage, Inc., 2004-1 A4, 4.76%, 11/10/39	1,496,914
3,705,581	Chase Commercial Mortgage Securities Corp., 1997-2 D, 6.60%, 12/19/29	3,899,609
1,689,000	Greenwich Capital Commercial Funding Corp., 2004-GG1 A1, 5.32%, 06/10/36	1,781,008
2,000,000	Morgan Stanley Capital I, 1997-C1F, 6.85%, 02/15/20 (b)	2,093,736
3,601,000	Morgan Stanley Capital I, 1999-WF1 B, 6.32%, 11/15/31	3,822,062
3,150,000	Morgan Stanley Dean Witter Capital I, 2000-LIF2 C, 7.50%, 10/15/33	3,565,566
4,000,000	Mortgage Capital Funding, Inc., 1996-MC1 G, 7.15%, 06/15/06	4,097,139
1,009,000	Mortgage Capital Funding, Inc., 1996-MC2 D, 7.26%, 10/20/06	1,045,253
836,000	Mortgage Capital Funding, Inc., 1997-MC2 C, 6.88%, 11/20/27	882,470
3,061,000	Mortgage Capital Funding, Inc., 1998-MC1 C, 6.95%, 03/18/30	3,258,623
2,521,000	Nomura Asset Securities Corp., 1998-D6 A4, 7.62%, 03/15/30 (a)	3,004,963
3,601,000	Wachovia Bank Commercial Mortgage Trust, 2003-C9 A3, 4.61%, 12/15/35	3,632,525
2,305,000	Wachovia Bank Commercial Mortgage Trust, 2004-C12 A3, 5.23%, 07/15/41	2,411,333

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $33,844,788)		34,991,201

CORPORATE BONDS (13.56%):
505,000	AK Steel Corp., 7.75%, 06/15/12	426,725
1,117,000	America Movil S.A., 4.13%, 03/01/09	1,093,782
3,421,000	Bank One Texas N.A., 6.25%, 02/15/08	3,604,718
400,000	Boyd Gaming Corp., 8.75%, 04/15/12	434,500
700,000	British Telecommunications plc, 8.88%, 12/15/30	988,158
1,081,000	CIT Group, Inc., 5.88%, 10/15/08	1,130,119
961,000	CMS Energy Corp., 9.88%, 10/15/07	1,047,490
1,441,000	Comcast Cable Communications, 6.88%, 06/15/09	1,569,704
1,441,000	DaimlerChrysler N.A. Holding Corp., 7.20%, 09/01/09	1,568,559

600,000	Entergy Gulf States, 5.70%, 06/01/15	613,841
750,000	Ford Motor Credit Co., 6.88%, 02/01/06	757,496
181,000	Hercules, Inc., 11.13%, 11/15/07	204,304
2,773,000	Household Finance Corp., 8.00%, 07/15/10	3,199,666
649,000	IMC Global, Inc., Series B, 10.88%, 06/01/08	730,125
1,437,000	International Lease Finance Corp., 4.50%, 05/01/08	1,442,712
250,000	Iron Mountain, Inc., 8.63%, 04/01/13	258,750
2,881,000	Merrill Lynch & Co. MTN, 5.00%, 02/03/14	2,951,535
1,441,000	Prudential Financial, Inc., 5.10%, 09/20/14	1,483,198
627,000	PSEG Energy Holdings, Inc., 8.63%, 02/15/08	666,188
800,000	Qwest Services Corp., Step Bond, 13.50%, 12/15/10 (a) (b)	924,000
1,596,000	Sprint Capital Corp., 8.38%, 03/15/12	1,919,702
1,153,000	Time Warner Cos., Inc., 7.25%, 10/15/17	1,369,531
1,441,000	Wal-Mart Stores, 4.13%, 02/15/11	1,433,716
1,081,000	Weyerhaeuser Co., 6.88%, 12/15/33	1,203,736

Total CORPORATE BONDS (Cost $29,513,160)		31,022,255

TAX-EXEMPT SECURITIES (4.09%):
3,169,000	New York State Dormitory Authority, Personal Income Tax Revenue Bonds, Series B, (AMBAC), 5.50%, 03/15/28	3,820,071
1,441,000	New York State Dormitory Authority, Personal Income Tax Revenue Bonds, Series B, (AMBAC), 5.50%, 03/15/30	1,739,647
3,601,000	University of Texas Revenue Bonds, Series B, 5.00%, 08/15/33	3,804,673

Total TAX-EXEMPT SECURITIES (Cost $9,251,348)		9,364,391

FOREIGN GOVERNMENT OBLIGATION (1.01%):
2,161,000	United Mexican States, 6.38%, 01/16/13	2,319,834

Total FOREIGN GOVERNMENT OBLIGATION (Cost $2,197,988)		2,319,834

U.S. GOVERNMENT AGENCY BONDS & NOTES (7.79%):
Fannie Mae (4.30%):
2,000,000	6.25%, 02/01/11	2,191,532
5,000,000	Discount Note, 2.98%, 07/06/05	4,997,517
5,329,000	Discount Note, 6.29%, 10/09/19	2,645,678

		9,834,727

Freddie Mac (3.49%):
8,000,000	Discount Note, 2.94%, 07/06/05	7,996,247

Total U.S. GOVERNMENT AGENCY BONDS & NOTES (Cost $17,319,500)		17,830,974

U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (30.35%):
Federal Home Loan Mortgage Corporation (2.91%):
3,218,792	Pool # A20105, 5.00%, 04/01/34	3,222,869
3,303,396	Pool # C01811, 5.00%, 04/01/34	3,307,581
135,551	Pool # C71221, 5.00%, 09/01/32	135,799

		6,666,249

Federal National Mortgage Association (23.85%):
18,000,000	Pool # 357824, 5.50%, 06/01/35	18,241,876
1,276,548	Pool # 387203, 4.80%, 01/01/12	1,299,081
1,090,031	Pool # 387204, 4.80%, 01/01/12	1,109,272
4,519,372	Pool # 618322, 6.00%, 12/01/31	4,639,192

2,456,572	Pool # 728826 ARM, 4.10%, 07/01/33 (a)	2,459,260
10,340,932	Pool # 735224, 5.50%, 02/01/35	10,491,880
6,020,362	Pool # 805386 ARM, 4.92%, 01/01/35 (a)	6,076,415
1,583,501	Pool # 808051, 4.50%, 02/01/35	1,549,484
5,000,495	Pool # 808172, 4.50%, 03/01/35	4,893,075
866,171	Pool # 812268, 5.50%, 05/01/35	878,544
339,934	Pool # 814433, 4.50%, 03/01/35	332,631
1,000,000	Pool # 820989, 5.50%, 04/01/35	1,014,285
551,984	Pool # 821539, 5.50%, 06/01/35	559,869
998,845	Pool # 821567, 5.50%, 06/01/35	1,013,113

		54,557,977

Government National Mortgage Association (3.59%):
513,006	Pool # 2562, 6.00%, 03/20/28	529,199
682,334	Pool # 267812, 8.50%, 06/15/17	744,432
2,452,092	Pool # 3413, 4.50%, 07/20/33	2,418,434
2,295,652	Pool # 3442, 5.00%, 09/20/33	2,308,948
36,667	Pool # 532751, 9.00%, 08/15/30	40,635
110,331	Pool # 568670, 6.50%, 04/15/32	115,351
373,235	Pool # 780548, 8.50%, 12/15/17	405,837
357,917	Pool # 780865, 9.50%, 11/15/17	395,255
667,665	Pool # 781084, 9.00%, 12/15/17	726,968
532,785	Pool # 80311 ARM, 3.50%, 08/20/29 (a)	538,798

		8,223,857

Total U.S. GOVERNMENT AGENCY MORTGAGE PASS THROUGH SECURITIES (Cost $68,712,001)		69,448,083

U.S. GOVERNMENT SECURITIES (13.37%):
U.S. Treasury Principal Only STRIPS (6.29%):
8,545,000	0.00%, 05/15/17	5,210,698
4,836,000	0.00%, 05/15/17	2,962,717
11,642,000	0.00%, 02/15/20	6,222,882

		14,396,297

U.S. Treasury Inflation Protected Bonds (2.52%):
1,441,000	3.88%, 01/15/09	1,860,492
3,000,000	4.25%, 01/15/10	3,904,777

		5,765,269

U.S. Treasury Notes (4.56%):
7,000,000	3.63%, 01/15/10	6,966,911
2,455,000	7.63%, 11/15/22	3,460,303

		10,427,214

Total U.S. GOVERNMENT SECURITIES (Cost $29,278,537)		30,588,780

REGISTERED INVESTMENT COMPANIES (0.96%):
1,098,395	Dreyfus Government Cash Management Fund	1,098,395
1,098,395	Fidelity U.S. Treasury II Fund	1,098,394

Total REGISTERED INVESTMENT COMPANIES (Cost $2,196,789)	2,196,789

Total Investments (Cost $222,555,207) (c) - 99.63%	227,986,397
Other assets in excess of liabilities - 0.37%	850,271

NET ASSETS - 100.00%	$228,836,668

(a)	Variable Rate Security – The rate disclosed is as of June 30, 2005.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $3,017,736 or 1.32% of net assets.

(c)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
5,793,703	(362,513)	5,431,190

AMBAC – American Municipal Bond Assurance Corp.

ARM – Adjustable Rate Mortgage

Discount Note – The rate reported is the discount rate at the time of purchase.

MTN – Medium Term Note

STRIPS – Separately Traded Registered Interest and Principal Securities

Excelsior Funds, Inc.

Blended Equity Fund

Schedule of Portfolio Investments	June 30, 2005

(Unaudited)

Shares/Principal	Security Description	Value
COMMON STOCKS (98.95%):
CONSUMER DISCRETIONARY (13.77%):
29,200	Autozone, Inc. (a)	$2,699,832
248,486	Coach, Inc. (a)	8,341,675
166,480	Eastman Kodak Co.	4,469,988
98,800	eBay (a)	3,261,388
305,810	Fossil, Inc. (a)	6,941,887
284,002	John Wiley & Sons, Class A	11,283,399
73,325	Mohawk Industries, Inc. (a)	6,049,313
30,900	Omnicom Group	2,467,674
19,451	Sears Holding Corp. (a)	2,915,121
176,400	Target Corp.	9,597,924
163,030	Timberland Co., Class A (a)	6,312,522

		64,340,723

CONSUMER STAPLES (6.87%):
88,200	Altria Group, Inc.	5,703,012
51,200	Kellogg Co.	2,275,328
204,836	Sysco Corp.	7,413,015
156,100	Wal-Mart Stores, Inc.	7,524,020
81,800	Walgreen Co.	3,761,982
78,437	Wm. Wrigley Jr. Co.	5,399,603

		32,076,960

ENERGY (9.54%):
129,044	Apache Corp.	8,336,242
37,100	Chevron Corp.	2,074,632
314,564	Exxon Mobil Corp.	18,077,993
103,929	Nabors Industries Ltd. (a)	6,300,176
37,200	Royal Dutch Petroleum Co.(NY Shares)	2,414,280
155,608	Suncor Energy, Inc.	7,363,371

		44,566,694

FINANCIAL (20.77%):
169,864	Allstate Corp.	10,149,374
92,600	American Express Co.	4,929,098
160,591	American International Group, Inc.	9,330,337
168,520	Bank of America Corp.	7,686,197
200,762	Citigroup, Inc.	9,281,227
95,666	Goldman Sachs Group, Inc.	9,759,845
23,350	HSBC Holdings plc ADR	1,859,828
15,000	JP Morgan Chase & Co.	529,800
29,700	MBIA, Inc.	1,761,507
49,088	Mellon Financial Corp.	1,408,335
55,600	Merrill Lynch & Co., Inc.	3,058,556
105,457	RenaissanceRe Holdings Ltd.	5,192,703

213,100	State Street Corp.	10,282,074
160,618	U.S. BanCorp.	4,690,046
177,300	Washington Mutual, Inc.	7,214,337
160,460	Wells Fargo & Co.	9,881,127

		97,014,391

HEALTH CARE (12.88%):
180,800	Abbott Laboratories	8,861,008
55,245	Barr Laboratories, Inc. (a)	2,692,641
22,100	Genzyme Corp. - General Division (a)	1,327,989
35,900	HCA, Inc.	2,034,453
18,100	Hospira, Inc. (a)	705,900
235,270	Johnson & Johnson	15,292,550
98,044	Medtronic, Inc.	5,077,699
105,297	Novo-Nordisk A/S ADR	5,366,988
301,300	Pfizer, Inc.	8,309,854
97,100	Schering Plough Corp.	1,850,726
124,492	Wellpoint Health Networks (a)	8,669,623

		60,189,431

INDUSTRIALS (12.31%):
3,000,000	Bombardier, Inc., Class B	6,393,000
170,070	Danaher Corp.	8,901,464
52,100	Dover Corp.	1,895,398
631,184	General Electric Co.	21,870,525
79,400	Herman Miller, Inc.	2,448,696
137,100	Illinois Tool Works, Inc.	10,924,128
75,000	Tyco International Ltd.	2,190,000
101,500	Waste Management, Inc.	2,876,510

		57,499,721

INFORMATION TECHNOLOGY (11.12%):
152,352	Analog Devices, Inc.	5,684,253
14,000	Broadcom Corp., Class A (a)	497,140
432,065	Cisco Systems, Inc. (a)	8,256,762
40	Computer Associates International, Inc.	1,099
70,600	Dell, Inc. (a)	2,789,406
19,070	Intel Corp.	496,964
87,349	International Business Machines Corp.	6,481,296
10,200	Maxim Integrated Products, Inc.	389,742
316,700	Microsoft Corp.	7,866,828
210,799	Molex, Inc., Class A	4,949,561
207,563	National Instruments Corp.	4,400,336
141,200	NCR Corp. (a)	4,958,944
26,000	Nvidia Corp. (a)	694,720
103,888	SAP AG ADR	4,498,350

		51,965,401

RAW/INTERMEDIATE MATERIALS (3.73%):
26,500	Air Products & Chemicals, Inc.	1,597,950
295,633	Aracruz Cellulose S.A. ADR	10,273,247

55,918	E.I. Du Pont de Nemours & Co.	2,405,033
48,215	Vulcan Materials Co.	3,133,493

		17,409,723

REAL ESTATE (3.05%):
175,018	St. Joe Co.	14,270,968

UTILITIES (4.91%):
384,715	AES Corp. (a)	6,301,632
482,621	Centerpoint Energy, Inc.	6,375,423
123,500	TXU Corp.	10,261,615

		22,938,670

Total COMMON STOCKS (Cost $263,129,441)		462,272,682

REPURCHASE AGREEMENT (0.94%):
4,372,000	JP Morgan Chase Securities, Inc., 2.40%, dated 06/30/05, to be repurchased on 07/01/05, repurchase price $4,372,291 (collateralized by Freddie Mac Discount Note, par value $4,418,000, maturing on 10/26/05; total market value $4,372,000)	4,372,000

Total REPURCHASE AGREEMENT (Cost $4,372,000)		4,372,000

Total Investments (Cost $267,501,441) (b) - 99.89%		466,644,682
Other assets in excess of liabilities - 0.11%		512,269

NET ASSETS - 100.00%		$467,156,951

(a)	Non-income producing security.

(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
202,412,146	(3,268,905)	199,143,241

ADR - American Depository Receipt

Ltd. - Limited

plc - public limited company

Excelsior Funds, Inc.

Value & Restructuring Fund

Schedule of Portfolio Investments	June 30, 2005

(Unaudited)

Shares/Principal	Security Description	Value
COMMON STOCKS (96.44%):
CONSUMER DISCRETIONARY (21.91%):
1,750,000	Avon Products, Inc.	$66,237,500
1,800,000	Black & Decker Corp.	161,730,000
2,450,000	Centex Corp.	173,141,500
50,000	DSW, Inc., Class A (a)	1,247,500
1,500,000	EchoStar Communications, Inc.	45,225,000
1,011,388	Harman International Industries, Inc.	82,286,528
3,700,000	Interpublic Group of Companies, Inc. (a)	45,066,000
1,600,000	Journal Communications, Inc., Class A	26,880,000
3,700,000	Liberty Media Corp., Class A (a)	37,703,000
2,000,000	Loews Corp. - Carolina Group	66,640,000
2,250,000	Newell Rubbermaid, Inc.	53,640,000
2,125,000	TJX Cos., Inc.	51,743,750
5,600,000	XM Satellite Radio Holdings, Inc., Class A (a)	188,495,999
2,075,000	Zale Corp. (a)	65,756,750

		1,065,793,527

CONSUMER STAPLES (3.98%):
1,850,000	ConAgra Foods, Inc.	42,846,000
2,425,000	Dean Foods Co. (a)	85,457,000
1,575,000	Kraft Foods, Inc., Class A	50,100,750

		178,403,750

ENERGY (12.14%):
2,100,000	Burlington Resources, Inc. (c)	116,004,000
1,250,000	ConocoPhillips	71,862,500
2,225,000	Devon Energy Corp. (c)	112,763,000
1,200,000	Mariner Energy, Inc. (a) (b)	17,100,000
950,000	Noble Energy, Inc.	71,867,500
1,650,000	Petrobras ADR	86,014,500
2,750,000	Rossetta (a) (b)	44,000,000
1,725,000	Todco, Class A (a)	44,280,750
1,100,000	W&T Offshore, Inc.	26,477,000

		590,369,250

FINANCIAL (16.97%):
1,500,000	Ace Ltd.	67,275,000
2,486,200	Amvescap plc ADR	29,859,262
1,650,000	Apollo Investment Corp. (d)	30,409,500
725,000	CIT Group, Inc.	31,153,250
1,650,000	Citigroup, Inc.	76,279,500
1,000,000	Freddie Mac	65,230,000
1,825,000	JP Morgan Chase & Co.	64,459,000
675,000	Lehman Brothers Holding, Inc.	67,014,000
700,000	Loews Corp.	54,250,000
2,400,000	MCG Capital Corp.	40,992,000
1,300,000	Metlife, Inc.	58,422,000

1,451,600	MoneyGram International, Inc.	27,754,592
1,450,000	Morgan Stanley	76,081,500
800,000	PNC Financial Services Group, Inc.	43,568,000
2,250,000	Primus Guaranty Ltd. (a)	32,580,000
650,000	Washington Mutual, Inc.	26,448,500
450,000	XL Capital Ltd., Class A	33,489,000

		825,265,104

HEALTH CARE (4.02%):
860,000	AmerisourceBergen Corp.	59,469,000
550,000	Baxter International, Inc.	20,405,000
900,000	Bristol-Myers Squibb Co.	22,482,000
1,175,000	HCA, Inc.	66,587,250
600,000	Wyeth	26,700,000

		195,643,250

INDUSTRIALS (12.89%):
1,900,000	AGCO Corp. (a)	36,328,000
450,000	Aries Maritime Transport Ltd. (a)	5,625,000
800,000	Arlington Tankers	17,432,000
2,900,000	Cendant Corp.	64,873,000
1,350,000	Deluxe Corp.	54,810,000
1,825,000	Empresa Brasileira de Aeronautica S.A. ADR	60,352,750
1,220,800	Gol Linhas Aereas Inteligentes S.A. ADR	36,697,248
1,435,000	Overnite Corp.	61,676,300
1,125,000	Ryder Systems, Inc.	41,175,000
1,825,000	Tyco International Ltd.	53,290,000
1,100,000	Union Pacific Corp.	71,280,000
3,300,000	United Rentals, Inc. (a)	66,693,000
1,100,000	United Technologies Corp.	56,485,000

		626,717,298

INFORMATION TECHNOLOGY (5.18%):
1,970	Computer Associates International, Inc.	54,136
3,500,000	Harris Corp.	109,235,000
2,600,000	Nokia Oyj ADR	43,264,000
1,300,000	Plantronics, Inc.	47,268,000
1,000,000	Texas Instruments, Inc. (c)	28,070,000
2,000,000	Vishay Intertechnology, Inc. (a)	23,740,000

		251,631,136

RAW/INTERMEDIATE MATERIALS (9.21%):
470,000	Alpha Natural Resources, Inc. (a)	11,223,600
2,600,000	Celanese Corp., Class A (a)	41,314,000
2,050,000	Consol Energy, Inc.	109,839,000
381,100	Eagle Materials, Inc., Class B	34,485,739
1,350,000	Foundation Coal Holdings, Inc.	35,019,000
1,875,000	Georgia-Pacific Corp.	59,625,000
1,200,000	Lafarge Corp.	74,928,000
1,025,000	PPG Industries, Inc.	64,329,000
400,000	Southern Peru Copper Corp.	17,136,000

		447,899,339

REAL ESTATE (3.95%):
1,150,000	Capital Lease Funding, Inc.	12,477,500
2,270,000	Diamondrock Hospitality Co.	25,651,000
1,900,000	Fieldstone Investment Corp.	27,360,000
2,350,000	Friedman Billings Ramsey Group, Inc., Class A	33,605,000
1,450,000	Host Marriott Corp.	25,375,000
1,300,000	Luminent Mortgage Capital, Inc.	14,027,000
1,000,000	Peoples Choice Financial Corp. (a) (b)	9,000,000
1,200,000	Saxon Capital, Inc.	20,484,000
792,160	Ventas, Inc.	23,923,232
1,500,000	Vintage Wine Trust, Inc. (a) (b)	15,000,000

		206,902,732

TELECOMMUNICATION (3.74%):
1,675,000	America Movil S.A. de C.V., Series L ADR	99,846,750
1,900,000	Nextel Communications, Inc., Class A (a)	61,389,000
1,500,000	Valor Communications, Inc.	20,700,000

		181,935,750

UTILITIES (2.45%):
8,500,000	Calpine Corp. (a)	28,900,000
1,350,000	Centerpoint Energy, Inc.	17,833,500
1,100,000	Duke Energy Corp.	32,703,000
649,275	Public Service Enterprise Group, Inc.	39,488,906

		118,925,406

Total COMMON STOCKS (Cost $3,273,067,723)		4,689,486,542

FOREIGN COMMON STOCKS (1.27%):
ITALY (0.82%):
4,570,000	Enel S.p.A	39,835,351

UNITED KINGDOM (0.45%):
1,200,000	Severn Trent plc	21,874,888

Total FOREIGN COMMON STOCKS (Cost $45,124,797)		61,710,239

CONVERTIBLE PREFERRED STOCKS (2.20%):
CONSUMER DISCRETIONARY (0.87%):
533,734	Adelphia Communications, Preferred Exchange, 7.50%, In Default	26,687
1,050,000	Ford Motor Co. Capital Trust II, Preferred Exchange, 6.50%	42,346,500

		42,373,187

HEALTH CARE (1.08%):
950,000	Baxter International, Inc., Preferred Exchange, 7.00%	52,525,500

RAW/INTERMEDIATE MATERIALS (0.25%):
500,000	Celanese Corp., Preferred Exchange, 4.25%	12,062,500

Total CONVERTIBLE PREFERRED STOCKS (Cost $111,403,804)		106,961,187

REPURCHASE AGREEMENT (0.66%):
31,958,000	JP Morgan Chase Securities, Inc., 2.40%, dated 06/30/05, to be repurchased on 07/01/05, repurchase price $31,960,131 (collateralized by Fannie Mae MTN, par value $28,250,000, 6.125%, maturing on 3/15/12; total market value $31,958,000)	31,958,000

Total REPURCHASE AGREEMENT (Cost $31,958,000)		31,958,000

Total Investments (Cost $3,461,554,324) (e) - 100.57%		4,890,115,968
Liabilities in excess of other assets - (0.57)%		(27,904,359)

NET ASSETS - 100.00%		$4,862,211,609

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $85,100,000 or 1.75% of net assets.

(c)	All or part of this security is held as collateral.

(d)	Registered Investment Company

(e)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
1,591,245,160	(162,683,516)	1,428,561,644

ADR - American Depository Receipt

In Default - Security in default on income payments

Ltd - Limited

MTN - Medium Term Note

plc - public limited company

Contracts		Value
Call Options Written:
(6,000)	Texas Instruments, Expires 7/19/05, strike price 25	(1,860,000)
(1,400)	Texas Instruments, Expires 7/19/05, strike price 30	(7,000)
(4,500)	Devon Energy, Expires 7/19/05, strike price 50	(720,000)
(4,500)	Burlington Resources, Expires 8/23/05, strike price 55	(1,192,500)

Total Call Options Written (Cost $2,651,683)		(3,779,500)

Excelsior Funds, Inc.

Small Cap Fund

Schedule of Portfolio Investments	June 30, 2005

(Unaudited)

Shares/Principal	Security Description	Value
COMMON STOCKS (98.67%):
CONSUMER DISCRETIONARY (14.21%):
440,000	BJ’s Wholesale Club, Inc. (a)	$14,295,600
400,000	Corinthian Colleges, Inc. (a)	5,108,000
240,000	Fossil, Inc. (a)	5,448,000
1,000,000	Oakley, Inc.	17,030,000
1,000,000	Sotheby’s Holdings, Inc., Class A (a)	13,700,000
300,000	Thor Industries, Inc.	9,429,000
100,000	Urban Outfitters, Inc. (a)	5,669,000

		70,679,600

ENERGY (6.54%):
260,000	Cal Dive International, Inc. (a)	13,616,200
240,000	Helmerich & Payne, Inc.	11,260,800
240,000	TETRA Technologies, Inc. (a)	7,644,000

		32,521,000

FINANCIAL (12.73%):
460,000	FTI Consulting, Inc. (a)	9,614,000
250,000	Greenhill & Co., Inc.	10,127,500
320,000	Jefferies Group, Inc.	12,124,800
600,000	MPS Group, Inc. (a)	5,652,000
80,000	Park National Corp.	8,840,000
200,000	Philadelphia Consolidated Holdings Corp. (a)	16,952,000

		63,310,300

HEALTH CARE (12.62%):
320,000	Arrow International, Inc.	10,208,000
430,000	Kensey Nash Corp. (a)	13,003,200
370,000	LifePoint Hospitals, Inc. (a)	18,692,400
1,800,000	Orthovita, Inc. (a)	7,074,000
300,000	Priority Healthcare Corp. (a)	7,608,000
260,000	Wilson Greatbatch Technologies, Inc. (a)	6,214,000

		62,799,600

INDUSTRIALS (16.23%):
450,000	FLIR Systems, Inc. (a)	13,428,000
800,000	Kansas City Southern (a)	16,144,000
1,800,000	Quanta Services, Inc. (a)	15,840,000
550,000	Shaw Group, Inc. (a)	11,830,500
450,000	Simpson Manufacturing Co., Inc.	13,747,500
280,000	Triumph Group, Inc. (a)	9,732,800

		80,722,800

INFORMATION TECHNOLOGY (18.41%):
100,000	Anteon International Corp. (a)	4,562,000

340,000	Cabot Microelectronics Corp. (a)	9,856,600
260,000	CACI International, Inc., Class A (a)	16,421,600
560,000	Dendrite International, Inc. (a)	7,728,000
650,000	Forrester Research, Inc. (a)	11,589,500
1,000,000	Keane, Inc. (a)	13,700,000
400,000	Manhattan Associates, Inc. (a)	7,684,000
350,000	MAXIMUS, Inc.	12,351,500
260,000	Palmone, Inc. (a)	7,740,200

		91,633,400

RAW/INTERMEDIATE MATERIALS (2.94%):
1,000,000	USEC, Inc.	14,640,000

TECHNOLOGY (12.15%):
680,000	CommScope, Inc. (a)	11,838,800
620,000	Fairchild Semiconductor International, Inc. (a)	9,145,000
1,600,000	Kulicke & Soffa Industries, Inc. (a)	12,656,000
400,000	Power Integrations (a)	8,628,000
500,000	Technitrol, Inc.	7,065,000
300,000	Varian Semiconductor Equipment Associates, Inc. (a)	11,100,000

		60,432,800

TELECOMMUNICATION (1.05%):
350,000	Intrado, Inc. (a)	5,236,000

UTILITIES (1.79%):
300,000	Aqua America, Inc.	8,922,000

Total COMMON STOCKS (Cost $393,900,310)		490,897,500

REPURCHASE AGREEMENT (1.81%):
9,019,000	JP Morgan Chase Securities, Inc., 2.40%, dated 06/30/05, to be repurchased on 07/01/05, repurchase price $9,019,601 (collateralized by Freddie Mac Discount Note, par value $9,115,000, maturing on 10/26/05; total market value $9,019,000)	9,019,000

Total REPURCHASE AGREEMENT (Cost $9,019,000)		9,019,000

Total Investments (Cost $402,919,310) (b) - 100.48%		499,916,500
Liabilities in excess of other assets - (0.48)%		(2,395,731)

NET ASSETS - 100.00%		$497,520,769

(a)	Non-income producing security

(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
109,433,729	(12,436,539)	96,997,190

Excelsior Funds, Inc.

Large Cap Growth Fund

Schedule of Portfolio Investments	June 30, 2005

(Unaudited)

Shares/Principal	Security Description	Value
COMMON STOCKS (97.51%):
CONSUMER DISCRETIONARY (20.93%):
184,700	Carnival Corp., Class A	$10,075,385
136,500	eBay (a)	4,505,865
60,900	Kohls Corp. (a)	3,404,919
115,700	Lowes Companies, Inc.	6,736,054
492,900	News Corp., Class A	7,975,122
162,500	Petsmart, Inc.	4,931,875
87,600	Starbucks Corp. (a)	4,525,416
237,100	Univision Communications, Inc. (a)	6,532,105

		48,686,741

CONSUMER STAPLES (2.10%):
134,900	Sysco Corp.	4,882,031

FINANCIAL (8.85%):
32,300	Chicago Mercantile Exchange	9,544,650
42,700	Lehman Brothers Holding, Inc.	4,239,256
134,026	SLM Corp.	6,808,521

		20,592,427

HEALTH CARE (31.40%):
97,900	Alcon, Inc.	10,705,365
78,400	Amgen, Inc. (a)	4,740,064
204,700	Caremark Rx, Inc. (a)	9,113,244
170,200	Celgene Corp. (a)	6,939,054
121,700	Eli Lilly & Co.	6,779,907
153,700	Gilead Sciences, Inc. (a)	6,761,263
94,600	Medtronic, Inc.	4,899,334
155,700	Patterson Cos., Inc. (a)	7,018,956
222,800	Teva Pharmaceutical	6,937,992
120,000	Zimmer Holdings, Inc. (a)	9,140,400

		73,035,579

INDUSTRIALS (3.92%):
57,900	Apollo Group, Inc., Class A (a)	4,528,938
92,100	Expeditors International of Washington, Inc.	4,587,501

		9,116,439

INFORMATION TECHNOLOGY (26.10%):
183,700	Apple Computer, Inc. (a)	6,761,997
169,800	Broadcom Corp., Class A (a)	6,029,598
163,200	Dell, Inc. (a)	6,448,032
118,300	Electronic Arts, Inc. (a)	6,696,963
123,600	Infosys Technologies, Ltd. ADR	9,575,291
267,684	Qualcomm, Inc.	8,836,249
92,918	Research In Motion, Ltd. (a)	6,852,703

106,200	SAP AG ADR	4,598,460
126,000	Symantec Corp. (a)	2,739,240
89,300	Veritas Software Corp. (a)	2,178,920

		60,717,453

TELECOMMUNICATION (4.21%):
164,300	America Movil S.A. de C.V., Series L ADR	9,793,923

Total COMMON STOCKS (Cost $192,053,626)		226,824,593

REPURCHASE AGREEMENT (5.26%):
12,234,000	JP Morgan Chase Securities, Inc., 2.40%, dated 06/30/05, to be repurchased on 07/01/05, repurchase price $12,234,816 (collateralized by Fannie Mae MTN, par value $10,815,000, 6.125%, maturing on 3/15/12; total market value $12,234,000)	12,234,000

Total REPURCHASE AGREEMENT (Cost $12,234,000)		12,234,000

Total Investments (Cost $204,287,626) (b) - 102.77%		239,058,593
Liabilities in excess of other assets - (2.77)%		(6,444,787)

NET ASSETS - 100.00%		$232,613,806

(a)	Non-income producing security

(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
42,493,203	(7,722,236)	34,770,967

ADR – American Depository Receipt

Ltd. – Limited

MTN – Medium Term Note

Excelsior Funds, Inc.

Energy & Natural Resources Fund

Schedule of Portfolio Investments	June 30, 2005

(Unaudited)

Shares/Principal	Security Description	Value
COMMON STOCKS (93.47%):
ENERGY (74.46%):
123,000	Apache Corp.	$7,945,800
100,000	Baker Hughes, Inc.	5,116,000
240,000	Bill Barrett Corp. (a)	7,099,200
107,800	BJ Services Co.	5,657,344
82,740	BP plc ADR	5,161,321
107,500	Burlington Resources, Inc.	5,938,300
269,500	Chesapeake Energy Corp.	6,144,600
201,900	Cimarex Energy Co. (a)	7,855,929
148,000	Contango Oil & Gas Co. (a)	1,361,600
126,388	Devon Energy Corp.	6,405,344
153,000	Diamond Offshore Drilling	8,174,790
588,000	Endeavor International Corp. (a)	2,134,440
148,000	Exxon Mobil Corp.	8,505,560
150,000	GlobalSantaFe Corp.	6,120,000
280,000	Grant Prideco, Inc. (a)	7,406,000
294,000	McMoRan Exploration Co. (a)	5,735,940
134,300	Nabors Industries Ltd. (a)	8,141,266
174,000	National-Oilwell, Inc. (a)	8,271,960
146,600	Newfield Exploration Co. (a)	5,847,874
107,800	Noble Corp.	6,630,778
163,000	Peabody Energy Corp.	8,482,520
300,000	Petrohawk Energy Corp. (a)	3,240,000
790,000	Petroquest Energy, Inc. (a)	5,190,300
226,400	Plains Exploration & Production Co. (a)	8,043,992
223,000	Range Resources Corp.	5,998,700
98,500	Schlumberger Ltd.	7,480,090
128,400	Smith International, Inc.	8,179,080
108,800	Southwestern Energy Co. (a)	5,111,424
182,800	Suncor Energy, Inc.	8,650,096
295,800	TETRA Technologies, Inc. (a)	9,421,230
300,000	Todco, Class A (a)	7,701,000
157,400	Transocean Sedco Forex, Inc. (a)	8,494,878
298,400	Ultra Petroleum Corp. (a)	9,059,424
98,500	Valero Energy	7,792,335
489,500	Willbros Group, Inc. (a)	7,009,640
231,666	XTO Energy, Inc.	7,874,327

		243,383,082

INDUSTRIALS (2.24%):
100,000	Florida Rock Industries, Inc.	7,335,000

RAW/INTERMEDIATE MATERIALS (11.30%):
198,000	Alpha Natural Resources, Inc. (a)	4,728,240
172,500	Aracruz Cellulose S.A. ADR	5,994,375

192,100	Freeport-McMoRan Copper & Gold, Inc., Class B	7,192,224
150,000	Inco Ltd.	5,662,500
350,000	Oregon Steel Mills, Inc. (a)	6,023,500
79,400	Phelps Dodge Corp.	7,344,500

		36,945,339

REAL ESTATE (1.45%):
58,200	St. Joe Co.	4,745,628

UTILITIES (4.02%):
592,000	EL Paso Corp.	6,819,840
332,000	Williams Cos., Inc.	6,308,000

		13,127,840

Total COMMON STOCKS (Cost $246,327,182)		305,536,889

REPURCHASE AGREEMENT (7.14%):
23,354,000	JP Morgan Chase Securities, Inc., 2.40%, dated 06/30/05, to be repurchased on 07/01/05, repurchase price $23,355,557 (collateralized by Freddie Mac Discount Note, par value $23,602,000, maturing on 10/26/05; total market value $23,354,000)	23,354,000

Total REPURCHASE AGREEMENT (Cost $23,354,000)		23,354,000

Total Investments (Cost $269,681,182) (b) - 100.61%		328,890,889
Liabilities in excess of other assets - (0.61)%		(2,007,839)

NET ASSETS - 100.00%		$326,883,050

(a)	Non-income producing security.

(b)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
61,399,032	(2,189,325)	59,209,707

ADR - American Depository Receipt

Ltd. - Limited

plc - public limited company

Excelsior Funds, Inc.

Real Estate Fund

Schedule of Portfolio Investments	June 30, 2005

(Unaudited)

Shares/Principal	Security Description	Value
COMMON STOCKS (99.03%):
CONSUMER DISCRETIONARY (3.06%):
64,900	Starwood Hotels & Resorts Worldwide, Inc.	$3,801,193

REAL ESTATE (94.08%):
78,400	AMB Property Corp.	3,404,912
54,500	Apartment Investment & Management Co., Class A	2,230,140
46,784	AvalonBay Communities, Inc.	3,780,147
55,000	BioMed Realty Trust, Inc.	1,311,750
69,600	Boston Properties, Inc.	4,872,000
58,800	Camden Property Trust	3,160,500
93,076	Catellus Development Corp.	3,052,893
175,100	Cedar Shopping Centers, Inc.	2,582,725
101,800	Cousins Properties, Inc.	3,011,244
110,600	Duke Realty Corp.	3,501,596
156,320	Equity Office Properties Trust	5,174,192
116,820	Equity Residential	4,301,312
51,400	Federal Realty Investment Trust	3,032,600
44,300	Forest City Enterprises, Inc., Class A	3,145,300
111,600	General Growth Properties, Inc.	4,585,644
97,800	GMH Communities Trust	1,354,530
92,200	Healthcare Realty Trust, Inc.	3,559,842
80,700	Heritage Property Investment Trust	2,826,114
55,300	Home Properties of New York, Inc.	2,379,006
123,300	Host Marriott Corp.	2,157,750
67,200	Kimco Realty Corp.	3,958,752
83,000	Liberty Property Trust	3,677,730
45,700	Macerich Co.	3,064,185
55,700	Pan Pacific Retail Properties, Inc.	3,697,366
69,200	Parkway Properties, Inc.	3,460,692
74,200	Post Properties, Inc.	2,679,362
96,800	Prentiss Properties Trust	3,527,392
72,600	Prologis	2,921,424
60,600	Public Storage, Inc.	3,832,950
91,800	Simon Property Group, Inc.	6,654,582
27,300	St. Joe Co.	2,226,042
4,186	Trizec Canada, Inc.	75,189
144,513	Trizec Properties, Inc.	2,972,632
85,300	U-Store-It Trust	1,624,965
64,500	Vornado Realty Trust	5,185,800
96,175	Weingarten Realty Investors	3,771,984

		116,755,244

TRANSPORTATION (1.89%):
50,700	Alexander & Baldwin, Inc.	2,349,945

Total COMMON STOCKS (Cost $82,489,111)		122,906,382

REPURCHASE AGREEMENT (0.28%):
352,000	JP Morgan Chase Securities, Inc., 2.40%, dated 06/30/05, to be repurchased on 07/01/05, repurchase price $352,023 (collateralized by Fannie Mae MTN, par value $311,000, 6.125%, maturing on 3/15/12; total market value $352,000)	352,000

Total REPURCHASE AGREEMENT (Cost $352,000)		352,000

Total Investments (Cost $82,841,111) (a) - 99.31%		123,258,382
Other assets in excess of liabilities - 0.69%		853,327

NET ASSETS - 100.00%		$124,111,709

(a)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
40,622,745	(205,474)	40,417,271

MTN – Medium Term Note

Excelsior Funds, Inc.

International Fund

Schedule of Portfolio Investments	June 30, 2005

(Unaudited)

Shares/Principal	Security Description	Value
COMMON STOCKS (94.80%):
AUSTRALIA (0.93%):
70,147	Rio Tinto, Ltd.	$2,392,685

BELGIUM (2.98%):
115,800	Dexia	2,552,927
102,400	Fortis S.A.	2,845,134
27,800	Umicore	2,233,087

		7,631,148

CANADA (1.19%):
64,642	Suncor Energy, Inc.	3,056,878

CHINA (3.26%):
2,363,800	Cafe de Coral Holdings, Ltd. (Hong Kong)	2,692,290
6,215,000	Far East Consortium Int’L, Ltd. (Hong Kong) (a)	2,619,511
308,000	Sun Hung Kai Properties, Ltd. (Hong Kong)	3,042,264

		8,354,065

FINLAND (1.01%):
161,700	Fortum Oyj	2,593,856

FRANCE (8.37%):
103,128	AXA S.A.	2,580,697
51,700	BNP Paribas S.A.	3,548,898
75,356	Carrefour S.A.	3,658,324
46,300	Compagnie Generale de Geophysique S.A. (CGG) (a)	3,923,729
45,326	Sanofi-Aventis S.A.	3,725,951
17,089	TotalFinaElf S.A.	4,019,846

		21,457,445

GERMANY (5.84%):
16,300	Adidas-Salomon AG	2,739,031
86,900	Bayerische Motoren Werke AG	3,982,040
48,010	Fielmann AG	3,112,514
54,600	MAN AG	2,273,237
224,300	SGL Carbon AG (a)	2,867,564

		14,974,386

GREECE (0.95%):
125,200	Hellenic Telecommunication S.A. (a)	2,431,245

INDIA (1.29%):
82,600	State Bank of India GDR (b)	3,299,044

INDONESIA (1.09%):
5,452,500	PT Telekomunikasi Indonesia Tbk	2,795,007

IRELAND (2.74%):
309,126	Anglo Irish Bank Corp.	3,836,007
198,200	Depfa Bank plc	3,193,755

		7,029,762

ITALY (3.38%):
947,300	Cassa di Risparmio di Firenze S.p.A. (Carifirenze)	2,462,865
169,290	ENI S.p.A.	4,367,518
118,450	Permasteelisa S.p.A.	1,831,243

		8,661,626

JAPAN (19.97%):
332,000	Asahi Glass Co., Ltd.	3,491,270
77,200	Canon, Inc.	4,066,089
276,700	Casio Computer Co., Ltd.	3,618,461
442,963	Chiyoda Corp.	5,493,094
46,300	Don Quijote Co., Ltd.	2,522,114
3,520	eAccess, Ltd.	2,371,429
129,300	FamilyMart Co., Ltd.	3,708,279
61,200	FANUC Co., Ltd.	3,891,234
36,400	Hoya Corp.	4,202,020
16,600	Keyence Corp.	3,721,825
33,700	Kyocera Corp.	2,577,345
269	Millea Holdings, Inc.	3,614,809
35,400	Mimasu Semiconducotor Industry Co., Ltd.	492,305
547,900	Mitsui Osk Lines, Ltd.	3,384,844
81,200	Takeda Pharmaceutical Co., Ltd.	4,027,778

		51,182,896

MEXICO (2.41%):
48,800	America Movil S.A. de C.V., Series L ADR	2,908,968
76,791	Cemex S.A. de C.V. ADR	3,257,474

		6,166,442

NETHERLANDS (2.31%):
94,200	ABN Amro Holding NV	2,320,787
310,100	Qiagen NV (a)	3,611,576

		5,932,363

NORWAY (2.51%):
352,600	Telenor ASA	2,819,656
227,000	Yara International ASA	3,613,156

		6,432,812

SOUTH KOREA (1.36%):
7,300	Samsung Electronic Co., Ltd.	3,486,104

SPAIN (3.92%):
48,250	Fomento de Construcciones y Contratas S.A. (FCC)	2,721,510

143,900	Repsol YPF S.A.	3,686,349
221,647	Telefonica S.A.	3,633,291

		10,041,150

SWEDEN (0.92%):
77,200	Modern Times Group (MTG) AB, Class B (a)	2,367,492

SWITZERLAND (4.14%):
105	Lindt & Spruengli AG	1,609,618
68,200	Micronas Semiconductor AG (a)	2,581,116
27,310	Roche Holdings AG	3,456,638
37,800	UBS AG, Registered Shares	2,949,668

		10,597,040

TAIWAN (3.19%):
780,000	Hon Hai Precision, Inc.	4,052,364
451,920	Taiwan Semiconductor Manufacturing Co, Ltd. ADR	4,121,510

		8,173,874

THAILAND (0.83%):
363,900	Siam Cement Public Co., Ltd. (Foreign Shares)	2,132,812

UNITED KINGDOM (20.21%):
178,446	Alliance Unichem plc	2,717,151
483,816	BAE Systems plc	2,488,890
375,600	BG Group	3,090,167
361,900	Cadbury Schweppes plc	3,457,478
367,800	Davis Service Group plc	2,989,735
159,970	GlaxoSmithKline plc	3,873,803
256,600	Lloyds TSB Group	2,175,512
326,900	Paragon Group plc	2,487,346
92,516	Reckitt Benckiser plc	2,727,887
126,320	Royal Bank of Scotland Group plc	3,817,450
997,100	Sage Group plc (The)	3,998,944
841,342	Serco Group plc	3,845,532
341,300	Shire Pharmaceuticals Group plc	3,743,962
354,034	Stolt Offshore S.A. (a)	3,237,505
95,500	SurfControl plc (a)	785,705
1,345,246	Vodafone Group plc	3,279,323
913,176	William Morrison Supermarkets plc	3,044,466

		51,760,856

Total COMMON STOCKS (Cost $209,168,609)		242,950,988

PREFERRED STOCKS (2.37%):
GERMANY (1.39%):
51,300	Rhoen-Klinikum AG	3,555,599

SOUTH KOREA (0.98%):
70,335	Hyundai Motor Co., Ltd.	2,515,728

Total PREFERRED STOCKS (Cost $4,237,172)		6,071,327

REPURCHASE AGREEMENT (2.49%):
6,382,000	JP Morgan Chase Securities, Inc., 2.40%, dated 06/30/05, to be repurchased on 07/01/05, repurchase price $6,382,425 (collateralized by Freddie Mac Discount Note, par value $6,450,000, maturing on 10/26/05; total market value $6,382,000)	6,382,000

Total REPURCHASE AGREEMENT (Cost $6,382,000)		6,382,000

Total Investments (Cost $219,787,781) (c) - 99.66%		255,404,315
Other assets in excess of liabilities - 0.34%		873,350

NET ASSETS - 100.00%		$256,277,665

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $3,299,044 or 1.29% of net assets.

(c)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
42,593,936	(6,977,402)	35,616,534

ADR - American Depository Receipt

GDR – Global Depository Receipt

Ltd. – Limited

plc - public limited company

Excelsior Funds, Inc.

Pacific / Asia Fund

Schedule of Portfolio Investments	June 30, 2005

(Unaudited)

Shares/Principal	Security Description	Value
COMMON STOCKS (95.93%):
AUSTRALIA (1.36%):
54,986	Rio Tinto, Ltd.	$1,875,550

CHINA (17.22%):
2,558,800	Cafe de Coral Holdings, Ltd. (Hong Kong)	2,914,388
6,262,000	China Oilfield Services, Ltd., Class H (Hong Kong)	2,316,961
5,627,900	Convenience Retail Asia, Ltd. (Hong Kong)	1,865,054
5,674,000	Far East Consortium Int’L, Ltd. (Hong Kong) (a)	2,391,489
4,147,400	FU JI Food & Catering Services, Ltd. (Hong Kong) (a)	3,976,491
1,488,300	Hongkong Land Holdings, Ltd.	4,152,358
338,000	Sun Hung Kai Properties, Ltd. (Hong Kong)	3,338,588
6,987,000	Symphony Holdings, Ltd. (Hong Kong)	1,492,680
1,533,000	Texwinca Holdings, Ltd. (Hong Kong)	1,272,535

		23,720,544

INDIA (6.49%):
2,020,905	Gujarat Ambuja Cements, Ltd. GDR	2,742,166
64,000	India Fund, Inc. (b)	1,910,400
1,074,500	National Thermal Power Corp.	2,055,163
55,787	State Bank of India GDR (c)	2,228,133

		8,935,862

INDONESIA (2.39%):
16,800,500	Berlain Laju Tanker Tbk	1,532,955
3,424,300	PT Telekomunikasi Indonesia Tbk	1,755,331

		3,288,286

JAPAN (55.86%):
262,000	Asahi Glass Co., Ltd.	2,755,159
43,900	Canon, Inc.	2,312,193
282,400	Casio Computer Co., Ltd.	3,693,001
380,745	Chiyoda Corp.	4,721,541
49,000	Don Quijote Co., Ltd.	2,669,192
5,880	eAccess, Ltd.	3,961,364
92,000	FamilyMart Co., Ltd.	2,638,528
60,100	FANUC Co., Ltd.	3,821,293
68,000	Hisamitsu Pharmaceutical	1,812,229
96,800	Honda Motor Co., Ltd. ADR	2,382,248
33,600	Hoya Corp.	3,878,788
377	INPEX Corp.	2,135,245
17,700	Keyence Corp.	3,968,452
225,000	Koyo Seiko Co., Ltd	3,013,393
36,500	Kyocera Corp.	2,791,486
180	Millea Holdings, Inc.	2,418,831

197,650	Mimasu Semiconducotor Industry Co., Ltd.	2,748,704
522,200	Mitsui Osk Lines, Ltd.	3,226,073
112,000	NEOMAX Co., Ltd.	2,479,798
41,500	Nidec Corp.	4,394,031
599	Ninety-Nine Plus, Inc. (a)	3,257,549
43,500	Promise Co., Ltd.	2,789,367
1,247,000	Resona Holdings, Inc. (a)	2,328,003
139,500	Sato Corp.	3,120,130
73,000	Takeda Pharmaceutical Co., Ltd.	3,621,032

		76,937,630

SOUTH KOREA (2.57%):
7,398	Samsung Electronic Co., Ltd.	3,532,903

TAIWAN (4.87%):
876,000	Hon Hai Precision, Inc.	4,551,116
236,250	Taiwan Semiconductor Manufacturing Co, Ltd. ADR	2,154,600

		6,705,716

THAILAND (5.17%):
11,484,400	Home Product Center Public Co., Ltd. (Foreign Shares)	1,807,910
8,125,800	IT City Public Co., Ltd. (Foreign Shares)	747,833
406,700	Siam Cement Public Co., Ltd. (Foreign Shares)	2,383,662
3,237,600	Thai Union Frozen Products Public Co., Ltd. (Foreign Shares)	2,175,912

		7,115,317

Total COMMON STOCKS (Cost $122,730,395)		132,111,808

PREFERRED STOCKS (3.12%):
SOUTH KOREA (3.12%):
120,300	Hyundai Motor Co., Ltd.	4,302,866

Total PREFERRED STOCKS (Cost $2,461,711)		4,302,866

WARRANT (0.03%):
HONG KONG (0.03%):
2,048,852	Champion Technology Holding	42,189

Total WARRANT (Cost $0)		42,189

REPURCHASE AGREEMENT (1.90%):
2,615,000	JP Morgan Chase Securities, Inc., 2.40%, dated 06/30/05, to be repurchased on 07/01/05, repurchase price $2,615,174 (collateralized by Fannie Mae MTN, par value $2,312,000, 6.125%, maturing on 3/15/12; total market value $2,615,000)	2,615,000

Total REPURCHASE AGREEMENT (Cost $2,615,000)		2,615,000

Total Investments (Cost $127,807,106) (d) - 100.98%		139,071,863
Liabilities in excess of other assets - (0.98)%		(1,344,996)

NET ASSETS - 100.00%		$137,726,867

(a)	Non-income producing security

(b)	Registered Investment Company

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, this security amounted to $2,228,133 or 1.62% of net assets.

(d)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
15,911,447	(4,646,690)	11,264,757

ADR - American Depository Receipt

GDR – Global Depository Receipt

Ltd. – Limited

MTN – Medium Term Note

Excelsior Funds, Inc.

Emerging Markets Fund

Schedule of Portfolio Investments	June 30, 2005

(Unaudited)

Shares/Principal	Security Description	Value
COMMON STOCKS (89.20%):
ARGENTINA (0.37%):
146,000	IRSA Inversiones y Representaciones S.A. GDR (a)	$1,781,200

BRAZIL (4.05%):
187,100	Companhia Vale do Rio Doce S.A.	5,539,927
37,000	Diagnosticos da America S.A. (a)	504,979
167,400	Gol Linhas Aereas Inteligentes S.A. ADR	5,032,044
215,400	Uniao de Bancos Brasileiros S.A.	8,318,747

		19,395,697

CHILE (1.38%):
382,939	Compania de Telecomunicaciones de Chile S.A. ADR	3,894,490
34,692	Vina Concha y Toro S.A. ADR	2,697,303

		6,591,793

CHINA (8.45%):
3,750,000	Bank of Communications, Ltd., Class H (Hong Kong) (a)	1,351,317
18,925,300	Chaoda Mordern Agriculture Holdings, Ltd. (Hong Kong)	7,489,550
519,497	China Mobile, Ltd. ADR (Hong Kong)	9,657,449
14,372,000	China Petroleum & Chemical Corp., Class H (Hong Kong)	5,641,373
13,803,000	Far East Consortium Int’L, Ltd. (Hong Kong) (a)	5,817,717
9,018,400	People’s Food Holdings, Ltd.	4,655,279
7,029,000	Texwinca Holdings, Ltd. (Hong Kong)	5,834,734

		40,447,419

COLUMBIA (0.97%):
288,800	Bancolombia S.A. ADR	4,617,912

CZECH REPUBLIC (1.57%):
401,100	Cesky Telecom A.S.	7,513,466

HUNGARY (2.30%):
473,200	BorsodChem Rt.	5,282,027
169,000	OTP Bank Rt.	5,738,919

		11,020,946

INDIA (3.71%):
1,427,377	Gujarat Ambuja Cements, Ltd. GDR	1,936,808
249,150	ICICI Bank, Ltd. ADR	5,443,928
213,700	India Fund, Inc. (b)	6,378,944
100,200	State Bank of India GDR (c)	4,001,988

		17,761,668

INDONESIA (2.79%):
18,673,700	PT Indocement Tunggal Prakarsa Tbk (a)	6,604,907
13,181,200	PT Telekomunikasi Indonesia Tbk	6,756,818

		13,361,725

MALAYSIA (3.70%):
1,221,000	Genting Berhad	6,073,667
3,181,950	Public Bank Berhad	5,611,019
2,293,900	Telekom Malaysia Berhad	6,037,373

		17,722,059

MEXICO (9.56%):
142,700	America Movil S.A. de C.V., Series L ADR	8,506,347
197,039	Cemex S.A. de C.V. ADR	8,358,394
129,600	Grupo Aeroportuario del Sureste S.A. de C.V. ADR	4,127,760
712,755	Grupo Elektra S.A.	5,308,174
1,895,400	Grupo Televisa S.A.	5,884,527
363,380	Telefonos de Mexico S.A. de C.V., Series L ADR	6,864,248
1,644,498	Wal-Mart de Mexico S.A. de C.V.	6,696,178

		45,745,628

POLAND (2.50%):
497,000	KGHM Polska Miedz S.A. (a)	5,065,196
848,600	Powszechna Kasa Oszczednoski Polski Bank S.A. (a)	6,893,396

		11,958,592

RUSSIA (6.68%):
210,200	Lukoil Co. ADR	7,731,156
103,200	MMC Norilsk Nickel ADR	6,253,920
183,900	OAO Gazprom ADR (a)	6,574,425
301,000	RBC Information Systems ADR (a)	4,996,600
530,100	Rostelecom ADR	6,387,705

		31,943,806

SOUTH AFRICA (6.40%):
2,136,600	African Bank Investments, Ltd.	6,002,767
436,200	Gold Fields, Ltd. ADR	4,950,870
1,280,300	MTN Group, Ltd.	8,511,610
455,355	Nedcor, Ltd.	5,089,222
369,400	Telekom South Africa, Ltd.	6,054,919

		30,609,388

SOUTH KOREA (17.54%):
26,900	Amorepacific Corp.	7,125,139
258,900	Hana Bank	6,932,699
336,138	KT Corp. ADR	7,226,967
271,800	LG Cable, Ltd.	5,793,600
73,933	LG Home Shopping, Inc.	5,353,165
7,660	Lotte Chilsung Beverage Co., Ltd.	6,634,791

100,700	NCSoft Corp. (a)	7,495,674
61,970	Samsung Electronic Co., Ltd.	29,593,679
377,985	SK Telecom Co., Ltd. ADR	7,710,894

		83,866,608

SPAIN (1.29%):
241,800	Repsol YPF S.A.	6,194,295

TAIWAN (11.26%):
91,770	AU Optronics Corp. ADR	1,554,584
1,740,628	Hon Hai Precision, Inc.	9,043,152
891,700	iShares MSCI Taiwan Index Fund (b)	10,789,571
4,275,453	President Chain Store Corp. (a)	8,425,868
4,620,000	Quanta Computer, Inc.	8,827,654
4,505,858	Synnex Technology International Corp. (a)	6,560,340
226,901	Taiwan Semiconductor Manufacturing Co, Ltd.	394,853
905,370	Taiwan Semiconductor Manufacturing Co, Ltd. ADR	8,256,974

		53,852,996

THAILAND (1.44%):
4,872,400	BEC World Public Co., Ltd. (Foreign Shares)	1,368,851
580,700	Kasikornbank Public Co., Ltd. (Foreign Shares)	801,644
802,600	Siam Cement Public Co., Ltd. (Foreign Shares)	4,704,025

		6,874,520

TURKEY (1.43%):
594,700	Akbank T.A.S. ADR (c)	6,857,664

UNITED KINGDOM (0.68%):
126,268	Old Mutual plc	276,119
1,349,200	Old Mutual plc (South Africa shares)	2,959,483

		3,235,602

VENEZUELA (1.13%):
284,599	Compania Anonima Nacional Telefonos de Venezuela ADR	5,390,305

Total COMMON STOCKS (Cost $364,707,233)		426,743,289

PREFERRED STOCKS (8.23%):
BRAZIL (6.67%):
269,630	Banco Bradesco S.A.	9,606,003
208,700,000	Companhia Energetica de Minas Gerais	6,646,155
111,406,300	Companhia Siderurgica de Tubarao S.A.	5,175,851
226,700	Petroleo Brasileiro S.A.	10,469,063

		31,897,072

SOUTH KOREA (1.56%):
208,800	Hyundai Motor Co., Ltd.	7,468,317

Total PREFERRED STOCKS (Cost $26,009,626)		39,365,389

REPURCHASE AGREEMENT (2.07%):
9,909,000	JP Morgan Chase Securities, Inc., 2.40%, dated 06/30/05, to be repurchased on 07/01/05, repurchase price $9,909,661 (collateralized by Freddie Mac Discount Note, par value $10,014,000, maturing on 10/26/05; total market value $9,909,000)	9,909,000

Total REPURCHASE AGREEMENT (Cost $9,909,000)		9,909,000

Total Investments (Cost $400,625,859) (d) - 99.50%		476,017,678
Other assets in excess of liabilities - 0.50%		2,410,220

NET ASSETS - 100.00%		$478,427,898

(a)	Non-income producing security

(b)	Registered Investment Company

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, these securities amounted to $10,859,652 or 2.27% of net assets.

(d)	Unrealized appreciation (depreciation) of securities:

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
88,624,550	(13,232,731)	75,391,819

ADR - American Depository Receipt

GDR – Global Depository Receipt

Ltd. – Limited

plc - Public limited company

Item 2.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Excelsior Funds, Inc.

By (Signature and Title)	/s/ MARY MARTINEZ
Mary Martinez, President

Date 8/29/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ MARY MARTINEZ
Mary Martinez, President

Date 8/29/05

By (Signature and Title)	/s/ AGNES MULLADY
Agnes Mullady, Treasurer

Date 8/29/05